SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash, cash equivalents and short term loan (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Jul. 31, 2018 CNY (¥)
Cash, cash equivalents, restricted cash and short term loan
Net cash received from financing activities		¥ (70,148,709)	$ (138,156,351)	¥ (949,893,989)	¥ 37,249,603
ATA Testing | Commercial Loan Facility (the "Facility")
Cash, cash equivalents, restricted cash and short term loan
Pledge agreement period	3 years
Interest rate (as a percent)	6.525%
Drawdowns						¥ 15,000,000
ATA Testing | Commercial Loan Facility (the "Facility") | Jack Huang
Cash, cash equivalents, restricted cash and short term loan
Term of commercial loan facility	3 years
Maximum borrowing capacity | $	$ 15,000,000
ASU 2016-18 | Adjustment
Cash, cash equivalents, restricted cash and short term loan
Restricted cash		30,000,000			30,000,000
Net cash received from financing activities		¥ 30,000,000			¥ (30,000,000)